OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2010	2011
	As restated
	(EUR in thousands)
Insurance related assets	808,429	620,383
Deferred tax assets	1,087,276	259,092
Prepaid income taxes	191,821	282,275
Assets acquired through foreclosure proceedings	175,541	184,790
Brokerage auxiliary funds	10,378	10,156
Private equity: Investees Assets	87,289	127,150
Prepaid expenses	165,246	139,105
Advances to employees	27,037	17,826
Unlisted equity securities	94,222	101,070
Hellenic Deposit and Investment Guarantee Fund	227,078	288,090
Receivables from Greek State	204,282	361,204
Checks and credit card transactions under settlement	221,922	176,312
Securities transactions under settlement	16,082	9,177
Trade and other receivables	112,164	113,256
Other	363,853	544,924
Total	3,792,620	3,234,810